Shareholder Report, Holdings (Details)	Mar. 31, 2026
Lone Peak Value Fund (Investor Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Lone Peak Value Fund (Investor Class) | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Lone Peak Value Fund (Investor Class) | UPS, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Lone Peak Value Fund (Investor Class) | OPENLANE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Lone Peak Value Fund (Investor Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Lone Peak Value Fund (Investor Class) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Lone Peak Value Fund (Investor Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Lone Peak Value Fund (Investor Class) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Lone Peak Value Fund (Investor Class) | Rocket Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Lone Peak Value Fund (Investor Class) | The Walt Disney Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.45%
Lone Peak Value Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Lone Peak Value Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Lone Peak Value Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.05%
Lone Peak Value Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%
Lone Peak Value Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
Lone Peak Value Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Lone Peak Value Fund (Investor Class) | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Lone Peak Value Fund (Institutional Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Lone Peak Value Fund (Institutional Class) | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Lone Peak Value Fund (Institutional Class) | UPS, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Lone Peak Value Fund (Institutional Class) | OPENLANE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Lone Peak Value Fund (Institutional Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Lone Peak Value Fund (Institutional Class) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Lone Peak Value Fund (Institutional Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Lone Peak Value Fund (Institutional Class) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Lone Peak Value Fund (Institutional Class) | Rocket Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Lone Peak Value Fund (Institutional Class) | The Walt Disney Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.45%
Lone Peak Value Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Lone Peak Value Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Lone Peak Value Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.05%
Lone Peak Value Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%
Lone Peak Value Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
Lone Peak Value Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Lone Peak Value Fund (Institutional Class) | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Lone Peak Value Fund (Super Institutional Class) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Lone Peak Value Fund (Super Institutional Class) | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Lone Peak Value Fund (Super Institutional Class) | UPS, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Lone Peak Value Fund (Super Institutional Class) | OPENLANE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Lone Peak Value Fund (Super Institutional Class) | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Lone Peak Value Fund (Super Institutional Class) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Lone Peak Value Fund (Super Institutional Class) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Lone Peak Value Fund (Super Institutional Class) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Lone Peak Value Fund (Super Institutional Class) | Rocket Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Lone Peak Value Fund (Super Institutional Class) | The Walt Disney Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Super Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lone Peak Value Fund (Super Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.45%
Lone Peak Value Fund (Super Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Lone Peak Value Fund (Super Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Lone Peak Value Fund (Super Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.05%
Lone Peak Value Fund (Super Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.46%
Lone Peak Value Fund (Super Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Lone Peak Value Fund (Super Institutional Class) | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Lone Peak Value Fund (Super Institutional Class) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%